3. Summary of Significant Accounting Policies: (g) Leased Assets (Policies)	12 Months Ended
Jun. 30, 2023
Policies
(g) Leased Assets

(g)Leased Assets

The Company is party to a lease of a mining analyzer which is used for its E&E activities. The Company assesses service arrangements to determine if an asset is explicitly or implicitly specified in the agreement and if it has the right to control the use of the identified asset.

At inception of a contract, the Company assesses whether a contract is, or contains, a lease based on whether the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

The Company then recognizes a right-of-use (“ROU”) asset and a lease liability at the lease commencement date. The ROU asset is initially measured based on the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received. The assets are depreciated to the earlier of the end of the useful life of the ROU asset or the lease term using the straight-line method. The lease term includes periods covered by an option to extend if the Company is reasonably certain to exercise that option. The Company elected to recognize expenses for leases with a term of 12 months or less on a straight-line basis over the lease term and lease of assets of low value, and not to recognize these short-term leases on the consolidated statements of financial position.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the Company’s incremental borrowing rate, which was determined to be about 14%. The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change in the Company’s estimate of the amount expected to be payable under a residual value guarantee, if there is a change in future lease payments arising from a change in an index or rate, or if the Company changes its assessment whether it will exercise a purchase, extension or termination option.

When the lease liability is remeasured, the amount of the remeasurement is recognized as a corresponding adjustment to the carrying amount of the ROU asset or is recorded in profit or loss if the carrying amount of the ROU asset has been reduced to zero.